Significant Events - Agreement to Construct and Own a Cogeneration Plant in Alberta (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($) MW	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Oct. 01, 2019 MW	Aug. 26, 2019 CAD ($)	Mar. 29, 2018 CAD ($)
Investment [Line Items]
Gains on disposals of investments	$ 88	$ 0	$ 0
Plant In Alberta
Investment [Line Items]
Capacity of facility (in megawatts) | MW				40
EBITDA	18
Plant In Alberta | Minimum
Investment [Line Items]
Payments for development project expenditure	105
Plant In Alberta | Maximum
Investment [Line Items]
Payments for development project expenditure	$ 115
Power Purchase Arrangement
Investment [Line Items]
Balancing pool compensation estimate, termination of contractual arrangement						$ 157
Termination of contractual arrangement, awarded amount					$ 56
SemCAMS | Plant In Alberta
Investment [Line Items]
Equity participation percentage	50.00%
Genesee Unit 3
Investment [Line Items]
Capacity of facility (in megawatts) | MW	(466)
Proportion of ownership interest in joint operation	50.00%
Cash transferred	$ 10
Payments from changes in ownership interests in subsidiaries that do not result in loss of control	1
Consideration paid (received)	$ (77)
Genesee Unit 3 | Capital Power
Investment [Line Items]
Equity participation percentage	10000.00%
Keephills 3
Investment [Line Items]
Capacity of facility (in megawatts) | MW	463
Equity participation percentage	100.00%
Proportion of ownership interest in joint operation	50.00%